Employee benefits (Details 9) ₨ in Thousands	Mar. 31, 2018 INR (₨)
Discount rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	₨ 125,822
Present Value of Defined Benefit Obligation, Decrease by 100 bps	138,070
Salary escalation rate [member]
Disclosure Of Employee Benefits [Line Items]
Present Value of Defined Benefit Obligation, Increase by 100 bps	137,805
Present Value of Defined Benefit Obligation, Decrease by 100 bps	₨ 125,915